Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Granted	1,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 9.21
CNH Industrial EIP [Member]
Shares
Granted	4,283,859
Forfeited	(21,720)
Vested	(750,000)
Nonvested at end of year	3,512,139
Weighted Average Grant-Date Fair Value
Granted	$ 10.05
Forfeited	$ 9.40
Vested	$ 10.88
Nonvested at end of year	$ 9.88
CNH EIP [Member]
Shares
Nonvested at beginning of year	930,525
Granted		0	700,000
Forfeited	(240,415)
Vested	(602,603)
Nonvested at end of year	3,191,444	930,525
Converted from PSU	3,103,937
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 7.95
Granted			$ 11.40
Forfeited	$ 7.65
Vested	$ 7.32
Nonvested at end of year	$ 7.82	$ 7.95
Converted from PSU	$ 7.67